MANNING & NAPIER FUND, INC.

Supplement dated June 17, 2013 to the following Prospectuses:

The Prospectuses dated March 1, 2013 for the following Series and Classes:

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2015 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2025 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2035 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2045 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

Target 2055 Series – Classes C, I, K and R

(the “Target Series Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

2.	Changes with Respect to the Target Income Series

In the “Summary of Past Performance” section of the Target Income Series’ summary section of the Target Series Prospectus, the Average Annual Total Return table is hereby deleted and replaced by the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
	1 Year	Since Inception
Class K Shares
Return Before Taxes	8.69%	5.46%
Return After Taxes on Distributions	7.29%	4.31%
Return After Taxes on Distributions and Sale of Series Shares	6.60%	4.20%
Class I Shares — Return Before Taxes	9.04%	5.73%
Class R Shares — Return Before Taxes	8.41%	5.20%
Class C Shares — Return Before Taxes	7.91%	4.67%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Intermediate Aggregate Bond Index	3.56%	5.17%
Target Income Blended Index	6.89%	5.24%